Property and Equipment - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 176	$ 123	$ 110
Technology Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	46	13	5
General and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 130	$ 110	$ 105